SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

Authorized share capital consists of an unlimited number of Common Shares without par value.

(a) Issued Share Capital

As at December 31, 2023, the Company had 90,877,231 Common Shares issued and outstanding (December 31, 2022 - 49,467,877).

During the year ended December 31, 2023, the Company:

•
issued 944,396 Common Shares in the at-the-market offerings at an average price of $4.90 per share for gross proceeds of $4.6 million, with aggregate commissions paid or payable to the agents of $0.1 million and other share issue costs of $0.4 million, resulting in aggregate net proceeds of $4.1 million;

•	issued 34,943,542 Common Shares related to the acquisition of Nova (Note 4);
•	issued 1,406,182 Common Shares for the acquisition of royalties and other interests (Note 4);
•	issued 2,835,539 Common Shares related to a subscription agreement to complete a C$15.0 million equity placement at an average price of C$5.29 per share;
•	issued 545,702 Common Shares related to the conversion of a portion of the Third Drawdown from the A&R Loan Facility (Note 8); and
•	issued 733,993 Common Shares related to the vesting of RSUs and the exercise of stock options.

During the year ended December 31, 2022, the Company:

•
issued 752,296 Common Shares in at-the-market offerings at an average price of $6.07 per share for gross proceeds of $4.6 million, with aggregate commissions paid or payable to the agents of $0.1 million and other share issue costs of $0.4 million, resulting in aggregate net proceeds of $4.1 million;

•	issued 4,168,056 Common Shares for the acquisition of royalty and other interests (Note 4); and
•	issued 511,956 Common Shares related to the vesting of RSUs and the exercise of stock options.

(b) Stock Options

The Company has adopted a stock option plan approved by the Company's shareholders. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for RSUs. The plan allows for a cash-less broker exercise, or a net exercise on some of the Company's stock options upon vesting, both of which are subject to approval from the Company's Board of Directors. The vesting terms, if any, are determined by the Company's Board of Directors at the time of the grant.

The continuity of stock options for the year ended December 31, 2023, was as follows:

	Weighted average exercise price (C$)	Number outstanding
As at December 31, 2021	$6.81	2,833,438
Granted	5.98	605,000
Exercised (1)	2.20	(479,536)
Forfeited	9.94	(140,000)
As at December 31, 2022	$7.26	2,818,902
Granted	4.05	922,500
Issued as part of Nova Transaction (Note 4)	6.10	2,013,118
Exercised (1)	2.91	(779,527)
Expired	11.73	(60,000)
Forfeited	5.98	(80,000)
As at December 31, 2023	$6.83	4,834,993

(1) During the year ended December 31, 2023, 581,226 stock options were exercised on a net exercise basis with a total of 264,988 Common Shares issued for the exercise (2022 - 282,250 and 183,170, respectively).

During the year ended December 31, 2023, the Company granted 922,500 stock options with a weighted-average exercise price of C$4.05 and a fair value of $1.1 million or $1.24 per option. During the year ended December 31, 2022, the Company granted 605,000 stock options with a weighted-average exercise price of C$5.98 and a fair value of $1.2 million or $2.01 per option. The fair value of the stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Year ended December 31,
	2023	2022
Risk free interest rate	3.71%	3.22%
Expected dividend yield	0%	0%
Expected stock price volatility	53%	59%
Expected life in years	3.25	3.25
Forfeiture rate	0%	0%

For the year ended December 31, 2023, in accordance with the vesting terms of the stock options granted, the Company recorded charges to share-based payments expense of $0.7 million (December 31, 2022 - $1.5 million), with offsetting credits to reserves. As at December 31, 2023, the weighted average remaining life of the stock options outstanding was 2.17 years (December 31, 2022 - 2.50 years). The Company's outstanding and exercisable stock options as at December 31, 2023, and their expiry dates are as follows:

	Exercise
	price	Number	Number
Expiry date	(C$)	outstanding	exercisable
January 4, 2024	$3.24	65,625	65,625
March 1, 2024	$0.70	103,571	103,571
December 1, 2024	$13.19	53,100	53,100
December 1, 2024	$9.17	736,200	736,200
December 1, 2024	$4.33	639,000	639,000
December 1, 2024	$4.12	481,247	481,247
January 15, 2025	$7.66	518,750	518,750
November 6, 2025	$12.85	390,000	390,000
April 27, 2026	$11.73	400,000	400,000
August 16, 2027	$5.98	525,000	277,500
December 28, 2028	$4.05	922,500	-
		4,834,993	3,664,993

(c) Restricted Share Units

The Company has adopted an RSU plan approved by the Company's shareholders. The maximum number of RSUs that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for stock options. The vesting terms are determined by the Company's Board of Directors at the time of issuance, the standard vesting terms have one-half vest in one year and one-half vest in two years. The continuity of RSUs for the year ended December 31, 2023, was as follows:

Number
outstanding
As at December 31, 2021	438,000
Granted	437,554
Settled	(131,500)
Forfeited	(22,500)
As at December 31, 2022	721,554
Granted	587,500
Settled	(270,704)
Forfeited	(60,000)
As at December 31, 2023	978,350

For the year ended December 31, 2023, in accordance with the vesting terms of the RSUs granted, the Company recorded charges to share-based payments expense of $1.5 million (December 31, 2022 - $1.4 million), with offsetting credits to reserves.